Operating Risk - Concentrations of Credit Risk and Major Customers - Receivables (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Apr. 30, 2015
Credit Concentration Risk
Concentration Risk [Line Items]
Accounts receivable, net	$ 85,488	$ 80,535
Zhongwei Hanky Wiye Solar Co Ltd | Credit Concentration Risk
Concentration Risk [Line Items]
Accounts receivable, net	26,839	28,751
Alxa League Zhiwei Photovoltaic Power Generation Co Ltd | Credit Concentration Risk
Concentration Risk [Line Items]
Accounts receivable, net	23,913	27,008
Xinyu Realforce Energy Co., Ltd.
Concentration Risk [Line Items]
Accounts receivable, net	12,964		$ 23,770
Xinyu Realforce Energy Co., Ltd. | Credit Concentration Risk
Concentration Risk [Line Items]
Accounts receivable, net	13,508	$ 24,776
Inner Mongolia Zhaojing Photovoltaic Power Generation Co. Ltd. | Credit Concentration Risk
Concentration Risk [Line Items]
Accounts receivable, net	$ 21,228
Accounts Receivable | Credit Concentration Risk
Concentration Risk [Line Items]
Percent of Total	56.00%	75.00%
Accounts Receivable | Zhongwei Hanky Wiye Solar Co Ltd | Credit Concentration Risk
Concentration Risk [Line Items]
Percent of Total	17.00%	27.00%
Accounts Receivable | Alxa League Zhiwei Photovoltaic Power Generation Co Ltd | Credit Concentration Risk
Concentration Risk [Line Items]
Percent of Total	16.00%	25.00%
Accounts Receivable | Xinyu Realforce Energy Co., Ltd. | Credit Concentration Risk
Concentration Risk [Line Items]
Percent of Total	9.00%	23.00%
Accounts Receivable | Inner Mongolia Zhaojing Photovoltaic Power Generation Co. Ltd. | Credit Concentration Risk
Concentration Risk [Line Items]
Percent of Total	14.00%